Stock Options - Summary of Company's stock Options Activity (Details) - USD ($)		12 Months Ended
	Jan. 30, 2018	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding at the beginning of the period		1,028,500
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	2,800	2,800
Exercised		(156,300)
Forfeited / Expired		(71,000)
Outstanding at the end of the period		804,000
Vested and expected to vest at the end of the period		804,000
Exercisable at the end of the period		804,000
Outstanding at the beginning of the period		$ 4.98
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price		2.37
Share-based compensation arrangements by share-based payment award, options, exercises in period, weighted average exercise price		4.93
Forfeited / Expired		4.98
Outstanding at the end of the period		4.98
Vested and expected to vest at the end of the period		4.98
Exercisable at the end of the period		$ 4.98
Outstanding at the beginning of the period		$ 2,982,650
Outstanding at the end of the period		1,575,840
Vested and expected to vest at the end of the period		1,575,840
Exercisable at the end of the period		$ 1,575,840